EQUITY - Composition of share capital (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Jan. 07, 2021	Dec. 31, 2020
EQUITY
Ordinary shares of NIS 0.01 par value each, Authorized	25,000,000	25,000,000	25,000,000
Ordinary shares of NIS 0.01 par value each, Issued	14,682,272	14,491,171
Ordinary shares of NIS 0.01 par value each, Outstanding	14,682,272	14,491,171		10,514,454
Ordinary shares, par value	$ 0.01	$ 0.01	$ 0.01